Condensed Consolidated Statements of Cash Flows (Unaudited)(USD ($))	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 2,907,340	$ 3,391,604	$ (7,141,296)	$ 37,120,423
Adjustments to reconcile net income to net cash (Used in) provided by operating activities:
Liquidated damages			2,493,326
Loss on disposal of property, plant and equipment		3,504	3,546
Depreciation	5,452,134	4,671,566	8,290,416	7,909,613
Amortization	53,548	51,675	104,598	99,859
Land use rights amortization	225,868	217,999	441,234	274,589
Deferred income tax expense			443,243	3,058,129
Share-based compensation expense	819,496	1,285,185	2,063,394	1,515,907
Changes in operating assets and liabilities:
Bills receivable	(1,726,404)	5,665,046	7,842,501	(8,562,744)
Accounts receivable	2,244,109		(2,191,777)
Inventories	(33,864,254)	(14,517,420)	50,355,316	(53,641,596)
Prepayments to suppliers	(25,882,018)	11,118,823	1,431,638	(11,295,931)
Consumption tax refund receivable	(50,875,322)	5,455,515	(14,958,506)	(38,174,457)
Other current assets	(16,565,560)	(23,036,081)	(18,500,179)	2,086,940
Accounts payable	(18,462,125)	44,000,832	4,198,683	58,179,877
Advances from customers	29,341,763	4,320,196	(3,121,937)	(6,357,494)
Income taxes payable	879,675	(9,427,659)	(10,746,276)	10,434,575
Accrued expenses and other payables	(1,483,151)	1,500,872	(19,276,573)	(228,610)
Net cash (used in) provided by operating activities	(106,934,901)	34,701,657	1,731,351	2,419,080
Cash flows from investing activities:
Purchase of land use rights				(5,789,302)
Proceeds from disposal of property, plant and equipment		10,512	10,639
Purchase of property, plant and equipment,	(21,295,703)	(11,574,245)	(42,323,976)	(12,706,733)
Net cash used in investing activities	(21,295,703)	(11,563,733)	(42,313,337)	(18,496,035)
Cash flows from financing activities:
Pledged bank deposits used for bank borrowings	(82,489,175)	(52,211,458)	(53,734,552)	(89,559,311)
Proceeds from short-term bank borrowings	457,866,240	74,477,809	258,412,312	176,683,746
Repayment of short-term bank borrowings	(291,149,318)	(45,167,450)	(170,771,129)	(127,866,341)
Proceeds from bills payable	111,379,320	51,215,295
Repayment of bills payable	(64,058,975)	(60,784,670)
Proceeds from bank notes			114,399,220	77,816,440
Repayment of bank notes			(113,353,240)	(32,919,357)
Repayments of long-term bank borrowings		(13,014,350)	(17,820,400)	(13,610,480)
Short-term financing from related parties		13,144,234	13,303,054	30,839,377
Short-term financing to related parties		(13,144,234)	(13,188,178)	(30,949,048)
Repayments of Related Party Debt		(95,094)
Short-term financing to/from Litong (Note24)			2,265,533	(961,610)
Proceeds from warrant exercises		7,332	7,332	220,000
Proceeds from Series A Private Placement, net				23,312,091
Proceeds from Series B Private Placement, net				18,949,232
Dividend paid		(1,396,964)	(2,585,647)	(902,886)
Net cash provided by financing activities	131,548,092	(46,969,550)	16,934,305	30,651,853
Effect of foreign currency exchange rate changes on cash	(763,336)	278,395	1,636,457	730,688
Net increase (decrease) in cash	2,554,152	(23,553,231)	(22,011,224)	15,305,586
Cash at beginning of year	7,325,017	29,336,241	29,336,241	14,030,655
Cash at end of year	9,879,169	5,783,010	7,325,017	29,336,241
Supplemental disclosure of cash flow information:
Income taxes paid	1,028,792	12,345,638	13,154,751
Interest paid, net of capitalized interest	588,578	5,835,363	15,796,772	9,945,389
Non-cash investing and financing activities:
Payable for purchase of property, plant and equipment (net of VAT)	4,433,893	24,433,051	21,307,495	45,374,656
Reclassification of input VAT from property, plant and equipment to other current assets				$ 13,006,984